Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, net [Abstract]
Schedule of property and equipment

Property and
Equipment
Accumulated
Depreciation
Net Book
Value
Balance, December 31, 2021 $
28,269 $ (5,427)
$ 22,842
- Additions in property and equipment
667 -

667
- Depreciation for the year - (546)

(546)
Balance, December 31, 2022 $ 28,936 $ (5,973) $ 22,963
- Additions in property and equipment 2,006 - 2,006
- Depreciation for the year - (687) (687)
Balance, December 31, 2023 $ 30,942 $ (6,660) $ 24,282